Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of operating results by Segment
Segment Information
The Corporation is a financial holding company headquartered in Newark, Ohio. The operating segments for the Corporation are its chartered national bank subsidiary, PNB (headquartered in Newark, Ohio), SEPH and GFSC.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as: (i) discrete financial information is available for each operating segment and (ii) the segments are aligned with internal reporting to Park’s Chief Executive Officer and President, who is the chief operating decision maker.

Operating results for the year ended December 31, 2014 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$218,641	$7,457	$958	$(2,012)	$225,044
Provision for (recovery of) loan losses	3,517	1,544	(12,394)	—	(7,333)
Other income (loss)	69,384	(1)	5,991	175	75,549
Other expense	171,365	4,103	11,766	8,000	195,234
Income (loss) before taxes	113,143	1,809	7,577	(9,837)	112,692
Income taxes (benefit)	30,103	634	2,652	(4,787)	28,602
Net income (loss)	$83,040	$1,175	$4,925	$(5,050)	$84,090
Balances at December 31, 2014
Assets	$6,912,443	$40,308	$43,762	$6,743	$7,003,256
Loans	4,781,761	40,645	23,956	(16,680)	4,829,682
Deposits	5,222,766	5,883	—	(100,649)	5,128,000

Operating results for the year ended December 31, 2013 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$210,781	$8,741	$(1,325)	$2,828	$221,025
Provision for (recovery of) loan losses	14,039	1,175	(11,799)	—	3,415
Other income	70,841	11	1,956	469	73,277
Other expense	165,665	3,133	12,211	7,520	188,529
Income (loss) before taxes	101,918	4,444	219	(4,223)	102,358
Income taxes (benefit)	26,324	1,556	77	(2,826)	25,131
Net income (loss)	$75,594	$2,888	$142	$(1,397)	$77,227
Balances at December 31, 2013
Assets	$6,524,098	$47,115	$72,781	$(5,647)	$6,638,347
Loans	4,559,406	47,228	38,014	(24,143)	4,620,505
Deposits	4,896,405	7,159	—	(113,570)	4,789,994

Operating results for the year ended December 31, 2012 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$221,758	$9,156	$(341)	$4,742	$235,315
Provision for loan losses	16,678	859	17,882	—	35,419
Other income	70,739	—	21,431	233	92,403
Other expense	156,516	2,835	22,032	6,585	187,968
Income (loss) before taxes	119,303	5,462	(18,824)	(1,610)	104,331
Income taxes (benefit)	32,197	1,912	(6,603)	(1,805)	25,701
Net income (loss)	$87,106	$3,550	$(12,221)	$195	$78,630
Balances at December 31, 2012
Assets	$6,502,579	$49,926	$104,428	$(14,130)	$6,642,803
Loans	4,369,173	50,082	59,178	(28,111)	4,450,322
Deposits	4,814,107	8,358	—	(106,433)	4,716,032

Schedule of reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2014
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$227,056	$7,243	$179,991	$33,389	$6,996,513	$5,228,649
Elimination of intersegment items	3,708	—	—	—	(18,556)	(100,649)
Parent Co. totals - not eliminated	(5,720)	—	8,000	(4,787)	25,299	—
Totals	$225,044	$7,243	$187,991	$28,602	$7,003,256	$5,128,000

	2013
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$218,197	$7,315	$173,694	$27,957	$6,643,994	$4,903,564
Elimination of intersegment items	8,659	—	—	—	(30,369)	(113,570)
Parent Co. totals - not eliminated	(5,831)	—	7,520	(2,826)	24,722	—
Totals	$221,025	$7,315	$181,214	$25,131	$6,638,347	$4,789,994

	2012
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$230,573	$6,954	$174,429	$27,506	$6,656,933	$4,822,465
Elimination of intersegment items	8,558	—	—	—	(35,639)	(106,433)
Parent Co. totals - not eliminated	(3,816)	—	6,585	(1,805)	21,509	—
Totals	$235,315	$6,954	$181,014	$25,701	$6,642,803	$4,716,032